Stock-Based Compensation - Warrant For Marketing Services (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Share-based compensation expense		$ 54,486	$ 1,844	$ 59,328	$ 6,675
Marketing Services Warrant | Non-employee
Class of Warrant or Right [Line Items]
Number of stock to be purchased by warrants	341
Exercise price of warrants	$ 0.01
Contractual term	5 years
Share-based compensation expense						$ 444